Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Invested assets	$ 353,664	$ 334,222
Reinsurance assets	43,053	30,359
Other assets	40,345	40,645
Segregated funds net assets	313,209	324,307
Total assets	750,271	729,533
Liabilities and Equity
Insurance contract liabilities	328,654	304,605	$ 297,505
Investment contract liabilities	3,265	3,126
Other liabilities	44,491	42,161
Long-term debt	4,769	4,784
Capital instruments	8,732	8,387
Segregated funds net liabilities	313,209	324,307
Shareholders' equity	45,964	41,013
Participating policyholders' equity	94	221
Non-controlling interests	1,093	929
Total liabilities and equity	750,271	729,533
MFC (Guarantor) [Member]
Assets
Invested assets	21	21
Investments in unconsolidated subsidiaries	54,015	48,374
Other assets	331	314
Total assets	54,367	48,709
Liabilities and Equity
Other liabilities	275	297
Long-term debt	4,769	4,784
Capital instruments	3,359	2,615
Shareholders' equity	45,964	41,013
Total liabilities and equity	54,367	48,709
JHUSA (Issuer) [Member]
Assets
Invested assets	105,043	108,144
Investments in unconsolidated subsidiaries	7,356	6,509
Reinsurance assets	63,435	49,927
Other assets	17,025	18,678
Segregated funds net assets	168,476	176,139
Total assets	361,335	359,397
Liabilities and Equity
Insurance contract liabilities	155,162	147,155
Investment contract liabilities	1,191	1,130
Other liabilities	18,136	19,399
Capital instruments	632	584
Segregated funds net liabilities	168,476	176,139
Shareholders' equity	17,738	14,990
Total liabilities and equity	361,335	359,397
Other subsidiaries
Assets
Invested assets	248,962	226,421
Investments in unconsolidated subsidiaries	17,738	14,999
Reinsurance assets	9,136	8,281
Other assets	43,213	40,715
Segregated funds net assets	146,671	149,812
Total assets	465,720	440,228
Liabilities and Equity
Insurance contract liabilities	203,682	185,884
Investment contract liabilities	2,076	1,998
Other liabilities	46,072	41,395
Capital instruments	4,741	5,188
Segregated funds net liabilities	146,671	149,812
Shareholders' equity	61,291	54,801
Participating policyholders' equity	94	221
Non-controlling interests	1,093	929
Total liabilities and equity	465,720	440,228
Consolidation adjustments [Member]
Assets
Invested assets	(362)	(364)
Investments in unconsolidated subsidiaries	(79,109)	(69,882)
Reinsurance assets	(29,518)	(27,849)
Other assets	(20,224)	(19,062)
Segregated funds net assets	(1,938)	(1,644)
Total assets	(131,151)	(118,801)
Liabilities and Equity
Insurance contract liabilities	(30,190)	(28,434)
Investment contract liabilities	(2)	(2)
Other liabilities	(19,992)	(18,930)
Segregated funds net liabilities	(1,938)	(1,644)
Shareholders' equity	(79,029)	(69,791)
Total liabilities and equity	$ (131,151)	$ (118,801)